                                                              Rule 497(e)
                                                              File Nos. 33-21489
                                                                        811-5545


                               THE SESSIONS GROUP

        1ST SOURCE MONOGRAM U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
                  1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND
                     1ST SOURCE MONOGRAM INCOME EQUITY FUND
                    1ST SOURCE MONOGRAM SPECIAL EQUITY FUND
                        1ST SOURCE MONOGRAM INCOME FUND
              1ST SOURCE MONOGRAM INTERMEDIATE TAX-FREE BOND FUND

                       SUPPLEMENT DATED OCTOBER 21, 1996,
          TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 20, 1996

     The following paragraphs are added as the second and third paragraphs under the heading "Calculation of Total Return" on page B-40 of the Statement of Additional Information:

     For the one year, five year and ten year periods ended August 31, 1996, and the respective periods from commencement of operations to August 31, 1996, the average annual total returns for the respective CIFs for the Diversified Equity Fund, Income Equity Fund, Special Equity Fund and Income Fund have been restated to reflect the estimated fees for such Funds for the current fiscal year and are as follows:

                                      Average Annual Total Return
                                      ---------------------------
                    With Maximum Sales Load(1)                  Without Sales Load
                    -----------------------                     ------------------
                                              Since                                     Since
Fund           1 Year   5 Year   10 Year    Inception    1 Year   5 Year   10 Year    Inception
----           ------   ------   -------    ---------    ------   ------   -------    ---------
Diversified     6.61%   11.77%    11.64%      11.96%     12.22%   12.92%    12.22%      12.47%
Equity(2)

Income          6.84%   14.43%    11.44%      13.21%     12.47%   15.61%    12.01%      13.75%
Equity(3)

Special        23.21%   16.89%    15.83%      15.28%     29.69%   18.09%    16.43%      15.84%
Equity(3)

Income(2)      -2.00%    6.55%     7.17%       8.04%      3.17%    7.65%     7.72%       8.54%

----------------
(1) The maximum sales load for the Diversified Equity, Income Equity and Special Equity Funds is 5.00%. For the Income Fund, the maximum sales load is 4.00%.
(2) Commenced operations June 30, 1985.
(3) Commenced operations November 30, 1985.

Of course, past performance is no guarantee as to future performance.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE